Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (24)		kr (12)
The period's change in fair value originating from credit risk (+ income/ - loss)	(12)	kr 17
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(77)		kr (126)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 49	kr 54